Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 340.1	$ 354.7
Items that may be reclassified to net income
Foreign currency differences on translation of foreign operations	(12.6)	78.1
Reclassification to income of foreign currency differences	(23.2)	(26.6)
Net loss on cash flow hedges	(6.9)	(0.3)
Reclassification to income of gain (loss) on cash flow hedges	2.1	(0.6)
Net (loss) gain on hedges of net investment in foreign operations	(20.0)	15.2
Income taxes	2.2	2.1
Items that may be reclassified to net income	(58.4)	67.9
Items that will never be reclassified to net income
Remeasurement of defined benefit pension plan obligations	4.2	(33.0)
Net gain on financial assets carried at fair value through OCI	0.0	0.1
Income taxes	(1.1)	8.9
Items that will never be reclassified to net income	3.1	(24.0)
Other comprehensive (loss) income	(55.3)	43.9
Total comprehensive income	284.8	398.6
Comprehensive income attributable to:
Equity holders of the Company	271.8	391.1
Non-controlling interests	$ 13.0	$ 7.5